Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the period	$ 55,507	$ (12,612)
Comprehensive income (loss)	110,798	33,069
Interest rate swaps	(77,386)	(10,750)
Reclassification to Net Income	(20,030)	(21,904)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,861)	(1,458)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	$ (12)	$ 0